Management Of Financial Risks And Financial Instruments - Summary Of Financial Liabilities Into Groupings Based On Their Contractual Maturities (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Securities loaned	R$ 721,131	R$ 2,021,707	R$ 1,259,579
Derivative financial instruments	7,526,075	3,229,236	991,399
Securities sold under repurchase agreements	21,111,301	15,638,407	6,640,694
Securities trading and intermediation	13,333,539	9,114,546	5,306,628
Borrowings and lease liabilities	644,439	637,484	469,609
Debentures	844,361	835,230	406,538
Accounts payables	265,197	266,813	134,579
Other financial liabilities	31,485	98,631	7,011
Financial liabilities	44,627,989	31,842,054	15,216,037
Up to 1 month [member]
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Securities loaned		2,021,707	770,270
Derivative financial instruments		1,557,088	152,971
Securities sold under repurchase agreements		15,638,407	68,738
Securities trading and intermediation		9,114,546	5,306,628
Borrowings and lease liabilities		8,239	19,032
Accounts payables		266,813	134,579
Other financial liabilities		79,157	7,011
Financial liabilities		28,685,957	6,459,229
From 2 to 3 months [member]
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Securities loaned			478,741
Derivative financial instruments		211,882	182
Securities sold under repurchase agreements			5,439,405
Borrowings and lease liabilities		26,258	22,752
Financial liabilities		238,140	5,941,080
From 3 to 12 months [member]
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Securities loaned			10,568
Derivative financial instruments	R$ 2,441,147	678,405	242,506
Securities sold under repurchase agreements			1,132,551
Borrowings and lease liabilities		81,953	72,705
Debentures		435,230
Financial liabilities		1,167,519	1,458,330
From 1 to 5 years [member]
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Derivative financial instruments		732,286	560,798
Borrowings and lease liabilities		521,034	355,120
Debentures		400,000	406,538
Financial liabilities		1,688,550	1,322,456
Above 5 years [member]
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Derivative financial instruments		42,414	34,942
Other financial liabilities		19,474
Financial liabilities		R$ 61,888	R$ 34,942